INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Partnership Interest Transferred	1	10
Sale of Underlying Operating Partnership	0	1
Partnership Proceeds from Disposition	$ 0	$ 82,451
Gain/(Loss) on Disposition	0	82,451
Series One [Member]
Operating Partnership Interest Transferred	0	4
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	5,000
Gain/(Loss) on Disposition	0	5,000
Series Two [Member]
Operating Partnership Interest Transferred	0	1
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain/(Loss) on Disposition	0	0
Series Three [Member]
Operating Partnership Interest Transferred	1	1
Sale of Underlying Operating Partnership	0	1
Partnership Proceeds from Disposition	0	65,458
Gain/(Loss) on Disposition	0	65,458
Series Four [Member]
Operating Partnership Interest Transferred	0	3
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	11,993
Gain/(Loss) on Disposition	0	11,993
Series Five [Member]
Operating Partnership Interest Transferred	0	1
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain/(Loss) on Disposition	0	0
Series Six [Member]
Operating Partnership Interest Transferred	0	0
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain/(Loss) on Disposition	$ 0	$ 0